Note 10 - Long-term Government Loan Payable and Government Grant	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of government grants [text block]
10.	Long-Term Government Loan Payable and Government Grant

On November 24, 2020, the Company had entered into a contribution agreement with the Ministry of Economic Development and Official Languages as represented by the Federal Economic Development Agency for Northern Ontario (“FedNor”) for up to a maximum of $5,000 financing related to the recommissioning and expansion of the Refinery in Ontario. The contribution was to be in the form of debt bearing a 0% interest rate and funded in proportion to certain Refinery construction activities. The Company received approval for an additional $5,000 funding under the agreement on December 27, 2023, which was fully received during the year ended December 31, 2024.

Once construction is completed, the cumulative balance borrowed will be repaid in 19 equal quarterly instalments. The funding is provided pro rata with incurred Refinery construction costs, with all other conditions required for the funding having been met. The loan is discounted using a market rate between 7.0% and 17.1% with the resulting difference between the amortized cost and cash proceeds recognized as Government Grant. The FedNor loan requires completion of the construction on or before June 30, 2025. The Company is currently in negotiations to extend the commencement of payments based on the Company’s latest estimated construction completion date.

On June 10, 2024, the Company received $5,000 in commitment funding on a reimbursement basis from Natural Resources Canada (“NRCan”) to support the development of its proprietary battery materials recycling technology.

On August 19, 2024, the Company was awarded US$20,000 by the U.S. Department of Defense (“DoD”). The award was made pursuant to Title III of the Defense Production Act (“DPA”) to expand domestic production capability and is funded through the Additional Ukraine Supplemental Appropriations Act. Partial proceeds have been received in the fourth quarter of 2024 on a reimbursement basis for approved expenditures.

The following table sets out the balances of Government Loan and Government Grant received at December 31, 2024 and December 31, 2023:

	Government Loan	Government Grant	Total
Balance at January 1, 2023	$3,777	$1,121	$4,898
FedNor loan (Nickel Study) - February 2023	250	—	250
Accretion	272	(272)	—
Balance at December 31, 2023	$4,299	$849	$5,148
FedNor - February 2024	2,267	—	2,267
FedNor - April 2024	2,000	—	2,000
FedNor loan (Nickel Study) - Payment	(45)	—	(45)
FedNor - August 2024	1,000	—	1,000
Allocation to government grant	(2,275)	2,275	—
Accretion	578	—	578
Balance at December 31, 2024	$7,824	$3,124	$10,948

The Company received approval for a $5,000 investment from the Government of Canada towards the construction of the Company’s refinery in December 2023, of which $4,000 was received subsequent to year end. The investment was provided in the form of a grant from the Federal Economic Development for Northern Ontario.